FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                          Supplement Dated May 2, 2001,
            To Statement of Additional Information Dated May 1, 2001

THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001. THIS SUPPLEMENT AND EACH STATEMENT OF ADDITIONAL INFORMATION AS OTHERWISE SUPPLEMENTED CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-637-2548.

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         The following sections replace the "Code of Ethics," "Investment
Advisory Agreement" and "Executive Officers" sections, respectively, of the Statement of Additional Information:

CODE OF ETHICS

         First American Investment Funds, Inc., U.S. Bancorp Piper Jaffray Asset Management, Inc., Marvin & Palmer Associates, Inc., and Quasar Distributors, LLC, have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

EXECUTIVE OFFICERS

         Thomas S. Schreier, Jr., U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; President of FAIF, FAF, FASF, and FAIP since February 28, 2001; Chief Executive Officer of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Chief Executive Officer of First American Asset Management from December 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray through December 2000; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston through 1998. Age: 38.

         Paul A. Dow, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Investments of FAIF, FAF, FASF and FAIP since March 11, 2000; Chief Investment Officer and President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Chief Investment Officer and President of First American Asset Management from 1999 through May 2000 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of First American Asset Management from 1998 through 1999; Chief Executive Officer of Piper Jaffray from through 1998; Chief Investment Officer of Piper Jaffray through 1997. Age: 50.

         Peter O. Torvik, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Marketing of FAIF, FAF, FASF and FAIP since September 20, 2000; Executive Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Executive Vice President of First American Asset Management from 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; President and partner of DPG Group, a Florida-based partnership engaged in affinity marketing through 2000. Age: 46.

         Jeffery M. Wilson, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Administration of FAIF, FAF, FASF and FAIP since March

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11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management
since May 2001; Senior Vice President of First American Asset Management through May 2001. Age: 44.

         Robert H. Nelson, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Treasurer of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vice President of First American Asset Management from 1998 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of Piper Capital Management Inc. through 1998. Age: 37.

         James L. Chosy, U.S. Bancorp Piper Jaffray Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Secretary of FAIF, FAF, FASF and FAIP since 2000; Associate General Counsel of U.S. Bancorp since 1996. Age: 37.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAIF, FAF, FASF and FAIP since March 2000; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 56.

         James D. Alt, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 49.

         Kathleen L. Prudhomme, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 87.

         Alaina Metz, BISYS Fund Services, 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219; Assistant Secretary for FAIF, FAF, FASF and FAIP since March 11, 2000; Chief Administrative Officer of BYSIS Fund Services. Age: 33.